Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	4 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Pershing Gold Corporation	$ (11,790,138)	$ (40,515,211)	$ (3,605,173)	$ (52,305,349)	$ (2,022,497)	$ (24,556,772)
Adjustments to reconcile net loss to net cash ised in operatimg activities:
Depreciation	325,928	509,260	4,053	835,188	8,928	325,928
Bad debts	500,000	13,333		513,333		500,000
Bad debts in connection with discontinued operations	37,750	61,050	60,794	98,800	70,500	98,544
Amortization of promotional advances			8,643		37,275
Amortization of debt discounts and deferred financing cost	3,949,522	8,100,450	1,308,794	12,049,972		5,233,317
Amortization of prepaid expense in connection with the issuance of common stock issued for prepaid services	116,669		116,665	116,669		280,000
Loss from extinguishment of debts		4,769,776		4,769,776
Change in fair value of derivative liability	(6,902,806)	1,454,889		(5,447,917)		(6,902,806)
Interest expense in connection with the note modification		3,022,186		3,022,186
Interest expense in connection with the conversion of notes payable	230,192			230,192		230,192
Gain from disposal of discontinued operations	(1,134,448)			(1,134,448)		(1,133,448)
Loss from disposal of assets	174,030	21,928		195,958		174,030
Non-controlling interest	171,184	1,164	(200,768)	171,911		(1,164)
Gain from sale of subsidiary		(500,000)		(500,000)
Share of loss of equity method investee		83,333		83,333
Common stock issued for services	837,500	346,361		1,183,861	252,000	837,500
Common stock issued in connection with an employment agreement		1,735,417		1,735,417
Common stock issued and included in settlement expense	4,761,500	4,883,196		9,644,696		4,761,500
Stock-based compensation	2,484,467	12,445,069	400,375	14,929,536	335,833	2,884,841
Gain from sale of uranium assets pursuant to an option agreement		(930,000)		(930,000)
Changes in operating assets and liabilities:
Restricted cash - current portion	1,320,817		(2,185,216)	1,320,817	(560,000)	560,000
Accounts receivable
Other receivables	(13,333)	99,908		86,575		(13,333)
Prepaid expenses - current portion and other current assets	1,869,322	159,837	(278,205)	2,029,159	(49,882)	1,441,141
Assets of discontinued operations - current portion	141,378		(1,569,059)	141,378	(1,005,899)	200,883
Prepaid expenses - long-term portion	4,153	37,759		41,912		4,153
Restricted cash - long-term portion	500,000			500,000	(500,000)	500,000
Deferred financing cost			(25,000)
Deposits		(7,884)	(20,000)	(7,884)		(1,000)
Assets of discontinued operations - long term portion	40,556			40,556	(87,662)	93,809
Accounts payable and accrued expenses	362,946	(16,302)	226,734	347,081	56,479	526,778
Liabilities of discontinued operation	50,352	(21,622)		28,730	44,850	1,257,133
NET CASH USED IN OPERATING ACTIVITIES	(1,962,459)	(4,246,103)	(5,757,363)	(6,208,562)	(3,330,075)	(7,500,568)
CASH FLOWS FROM INVESTING ACTIVITIES:
Advances on note and loan receivable			(18,500)		(123,544)
Acquisition of mining rights		(2,576,400)		(2,576,400)
Advances on loan receivable - related party			(375,726)
Payment received on note receivable		930,000	25,000	930,000
Increase in reclamation bond deposits	(1,715,629)			(1,715,629)		(1,715,629)
Cash acquired from acquisition of business			2,000,100			2,000,100
Net proceeds received from the sale of marketable securities		100,000		100,000
Proceeds from disposal of assets	133,431	70,875		204,306		133,431
Purchase of property and equipment	(66,248)	(215,342)	(3,972)	(281,590)	(42,452)	(70,220)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(1,648,446)	(1,690,867)	1,626,902	(3,339,313)	(165,996)	(587,804)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock, net of issuance cost	3,177,416	6,307,500	246,000	9,484,916	3,690,349	3,423,416
Proceeds from sale of preferred stock	3,284,396	1,000,000		4,284,396		3,284,396
Proceeds from note payable - related party			2,250,000		468,500	2,250,000
Proceeds from note payable		500,000	2,250,000	500,000		2,250,000
Proceeds from convertible promissory note - related party			100,000			100,000
Proceeds from convertible promissory notes	1,715,604		650,000	1,715,604		2,365,604
Collection on subscription receivable			30			30
Payments on notes payable	(1,866,722)	(1,539,771)		(3,406,493)	(298,935)	(4,076,722)
Advances to parent company	48,745			48,745		(347,335)
Distribution to former parent company		40,150		40,150
Proceeds from related party advances			3,071		163,364
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,359,439	6,307,879	5,499,101	12,667,318	4,005,621	11,249,389
EFFECT OF EXCHANGE RATE ON CASH	1,649		(10,768)	1,649
NET INCREASE IN CASH AND CASH EQUIVALENTS	2,750,183	370,909	1,357,872	3,121,092	509,550	3,161,017
CASH AND CASH EQUIVALENTS- beginning of period	920,384	3,670,567	509,550	920,384		509,550
CASH AND CASH EQUIVALENTS- end of period	3,670,567	4,041,476	1,867,422	4,041,476	509,550	3,670,567
Cash paid for:
Interest		196,102	4,771	528,593	1,065	332,491
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for payment of notes payable and accrued interest	1,007,747	8,315,258		9,323,005		1,007,747
Issuance of common stock in connection with the conversion of a promissory note into a current private placement	611,750			611,750		611,750
Common stock issued for prepaid services			280,000			280,000
Issuance of additional notes payable upon assignment of debt		294,285		294,285		8,000,000
Beneficial conversion feature and debt discount in connection with the issuance of convertible promissory notes	1,715,604	168,163	750,000	1,883,767		2,465,604
Debt discount in connection with the issuance of the credit facility agreement and notes payable			1,800,000			1,800,000
Deferred financing cost in connection with the issuance of the credit facility agreement and notes payable			900,000			900,000
Preferred stock deemed dividend	3,284,396	1,616,777		4,901,173		3,284,396
Issuance of common stock for payment of Continental's accrued legal fees		170,614		170,614
Issuance of common stock for payment of accrued dividend		3,601		3,601
Reclassification of derivative liability to equity		7,750,289		7,750,289
Issuance of a note receivable upon sale of subsidary		500,000		500,000
Issuance of a note receivable in connection with sale of uranuim assets pursuant to an option agreement		930,000		930,000
Common stock and warrants issued for acquisition of mining rights		5,709,441		5,709,441
Distribution to former parent company		$ 517,949		$ 517,949